MASTER TRUST	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Master Trust [Line Items]
MASTER TRUST	MASTER TRUST
At December 31, 2025 and 2024, the Plan participated in a Master Trust with other retirement plans sponsored by the Corporation or its subsidiaries. The investment assets of the Master Trust are held at VFTC. Use of the Master Trust permits the commingling of the trust assets of a number of benefit plans of the Corporation and its subsidiaries for investment and administrative purposes. Although assets are commingled in the Master Trust, VFTC maintains supporting records for the purpose of allocating the net investment income (loss) of the investment accounts to the various participating plans. The investment valuation methods for investments held by the Master Trust are discussed in Note 3.
The Plan’s interest in the Master Trust is presented in the following tables:

	2025		2024
As of December 31,	Master Trust	Plan Interest	Master Trust	Plan Interest
Investments at fair value:
Common stock	$584,308,768	$259,843	$629,712,621	$350,479
Mutual funds	378,042,751	440,167	338,282,336	670,396
Common/collective trusts	3,923,794,692	1,927,920	3,463,633,998	1,768,041
Investments at fair value	4,886,146,211	2,627,930	4,431,628,955	2,788,916
Investments at contract value	275,010,684	110,603	292,899,727	59,719
Total investments	$5,161,156,895	$2,738,533	$4,724,528,682	2,848,635

Investment income (loss) for the Master Trust is as follows:

For the Year Ended December 31,	2025
Net appreciation (depreciation) in fair value	$623,375,325
Interest and dividends	49,162,096
Total investment income (loss) of Master Trust	$672,537,421
Plan's portion of Master Trust investment income (loss)	$374,776

While the Plan participates in the Master Trust, each participant’s account is allocated earnings (or losses) consistent with the performance of the funds in which the participant’s account is invested. Therefore, the investment income (loss) of the Master Trust may not be allocated evenly among the plans participating in the Master Trust.

The Master Trust provides participants a stable value investment option, the Union Pacific fixed income fund, that invests primarily in synthetic guaranteed investment contracts (“GICs”) backed by high-credit-quality fixed income investments and traditional GICs issued by insurance companies. Traditional GICs are issued by insurance companies and provide for benefit-responsive withdrawals by Plan participants at contract value. Contract value represents contributions made plus interest accrued at the contract rate, less withdrawals. The crediting rate on traditional contracts is typically fixed for the life of the investment. The contracts are backed by the assets in an insurance company’s general account or a separate account. Synthetic GICs pair Plan-owned fixed income investments with an insurance-like feature known as a “wrap contract” issued by a bank or life insurance company. The crediting interest rate is based on a formula agreed upon with the issuer, but may not be less than 0%. The crediting rate of the contract resets every quarter based on the performance of the underlying investment portfolio. To the extent that the Union Pacific fixed income fund has unrealized gains and losses, the interest crediting rate may differ from then-current market rates. These contracts meet the fully benefit-responsive investment contract criteria and therefore are reported at contract value. Contract value is the relevant measure for fully benefit-responsive investment contracts because this is the amount received by participants if they were to initiate permitted transactions under the terms of the Plan.

Certain events might limit the ability of the Plan to transact at contract value with the contract issuer. These events could be different under each contract. Such events include layoffs, divisional sales, voluntary or involuntary reductions in workforce, Plan-wide re-enrollments, or other events that are outside the normal operation of the Plan that causes a withdrawal from an investment contract. Plan management does not believe that the occurrence of any such event, which would limit the Plan’s ability to transact at contract value with participants, is probable.

In addition, certain events allow the issuer to terminate the contracts with the Plan and settle at an amount different from contract value. Those events could be different under each contract. Such events include a change in qualification status of a participant, employer, or Plan; a breach of material obligations under the contract and misrepresentation by the contract holder; or failure of the underlying portfolio to conform to the pre-established investment guidelines.

The following table represents the disaggregation of contract value between GICs held by the Master Trust:

As of December 31,	2025	2024
Synthetic investment contracts	$268,605,195	$269,689,102
Traditional investment contracts	6,405,489	23,210,625